Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Nov. 01, 2021	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2020
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Derivatives	$ 54,519			$ 54,427
Derivatives (Note 4)	51,892			57,122
Level 3 of fair value hierarchy [member] | Netted Derivatives [member
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Derivatives	58	$ 576	$ 47	47	$ 381	$ 381
Derivatives (Note 4)	188	1,735	$ 179	$ 179	$ 1,200	$ 1,200
Level 3 of fair value hierarchy [member] | Trading deposits [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(141)	(4,649)
Total realized and unrealized gains (losses) included in income	(10)	(534)
Movements purchases/Issuances	(28)	(744)
Movements Sales/Settlements	1	910
Transfers into Level 3 of fair value hierarchy, liabilities	(8)	(7)
Transfers Out of Level 3	3
Fair value ending balance	(183)	(5,024)
Change in Unrealized gain (losses) on instruments still held	(11)	(362)
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(132)	(819)
Total realized and unrealized gains (losses) included in income	5	(420)
Movements purchases/Issuances		(13)
Movements Sales/Settlements	(7)	86
Transfers into Level 3 of fair value hierarchy, liabilities	(1)	7
Transfers Out of Level 3	5
Fair value ending balance	(130)	(1,159)
Change in Unrealized gain (losses) on instruments still held	9	10
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Interest Rate Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(88)	(96)
Total realized and unrealized gains (losses) included in income	(3)	(1)
Movements Sales/Settlements	2	1
Fair value ending balance	(89)	(96)
Change in Unrealized gain (losses) on instruments still held		1
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Foreign Exchange Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	7	2
Total realized and unrealized gains (losses) included in income	(3)	2
Movements Sales/Settlements		1
Fair value ending balance	4	5
Change in Unrealized gain (losses) on instruments still held	(1)	4
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Equity Contracts [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(82)	(707)
Total realized and unrealized gains (losses) included in income	(11)	(439)
Movements purchases/Issuances		(13)
Movements Sales/Settlements	(1)	80
Transfers into Level 3 of fair value hierarchy, liabilities	(1)	7
Transfers Out of Level 3	5
Fair value ending balance	(90)	(1,072)
Change in Unrealized gain (losses) on instruments still held	(12)	(2)
Level 3 of fair value hierarchy [member] | Derivative Financial Liabilities [Member] | Commodity contracts [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	31	(18)
Total realized and unrealized gains (losses) included in income	22	18
Movements Sales/Settlements	(8)	4
Fair value ending balance	45	4
Change in Unrealized gain (losses) on instruments still held	22	7
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(76)	(24)
Total realized and unrealized gains (losses) included in income	8	4
Movements purchases/Issuances	(71)	(45)
Movements Sales/Settlements	92	34
Fair value ending balance	(47)	(31)
Change in Unrealized gain (losses) on instruments still held	8	(1)
Level 3 of fair value hierarchy [member] | Obligations Related To Securities Sold Short [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	(9)
Movements Sales/Settlements	9
Transfers into Level 3 of fair value hierarchy, liabilities		(1)
Fair value ending balance		(1)
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	39	19
Total realized and unrealized gains (losses) included in income		3
Movements purchases/Issuances	2
Movements Sales/ Settlements	(35)	(19)
Transfer Into Level 3	11
Transfers Out of Level 3		(1)
Fair value ending balance	17	2
Change in Unrealized gain (losses) on instruments still held		2
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Government and government-related securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance		16
Total realized and unrealized gains (losses) included in income		2
Movements Sales/ Settlements		(18)
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Other debt securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	6	3
Total realized and unrealized gains (losses) included in income		1
Movements purchases/Issuances	2
Movements Sales/ Settlements	(2)	(1)
Transfer Into Level 3	11
Transfers Out of Level 3		(1)
Fair value ending balance	17	2
Change in Unrealized gain (losses) on instruments still held		2
Level 3 of fair value hierarchy [member] | Trading Loans Securities And Other [Member] | Equity securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	33
Movements Sales/ Settlements	(33)
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	763	574
Total realized and unrealized gains (losses) included in income	36
Movements purchases/Issuances	88	31
Movements Sales/ Settlements	(7)	(6)
Transfers Out of Level 3	(4)	(1)
Fair value ending balance	876	598
Change in Unrealized gain (losses) on instruments still held	33	(3)
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	760	571
Total realized and unrealized gains (losses) included in income	36
Movements purchases/Issuances	88	31
Movements Sales/ Settlements	(7)	(6)
Transfers Out of Level 3	(4)	(1)
Fair value ending balance	873	595
Change in Unrealized gain (losses) on instruments still held	33	(3)
Level 3 of fair value hierarchy [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Loans 1 [Member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	3	3
Fair value ending balance	3	3
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	1,673	1,599
Total realized and unrealized gains (losses) included in OCI	1	9
Movements purchases/Issuances	10	20
Movements Sales/ Settlements	39	(70)
Fair value ending balance	1,723	1,558
Change in Unrealized gain (losses) on instruments still held	1	9
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member] | Other debt securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	64	20
Total realized and unrealized gains (losses) included in OCI		3
Movements Sales/ Settlements	(1)
Fair value ending balance	63	23
Change in Unrealized gain (losses) on instruments still held		3
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income [member] | Equity securities [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Fair value beginning balance	1,609	1,579
Total realized and unrealized gains (losses) included in OCI	1	6
Movements purchases/Issuances	10	20
Movements Sales/ Settlements	40	(70)
Fair value ending balance	1,660	1,535
Change in Unrealized gain (losses) on instruments still held	$ 1	$ 6